Costs and expenses by nature	12 Months Ended
Dec. 31, 2017
Costs and expenses by nature
Costs and expenses by nature

5.        Costs and expenses by nature

a)Cost of goods sold and services rendered

	Year ended December 31
	2017	2016	2015
Personnel	2,295	2,087	2,092
Materials and services	3,814	3,108	2,954
Fuel oil and gas	1,313	1,233	1,207
Maintenance	3,096	2,747	2,518
Energy	963	694	482
Acquisition of products	543	511	829
Depreciation and depletion	3,484	3,267	3,236
Freight	3,346	2,509	3,496
Others	2,185	1,494	1,937

Total	21,039	17,650	18,751

Cost of goods sold	20,426	17,148	18,233
Cost of services rendered	613	502	518

Total	21,039	17,650	18,751

b)Selling and administrative expenses

	Year ended December 31
	2017	2016	2015
Personnel	234	209	253
Services	77	72	106
Depreciation and amortization	91	120	131
Travel expenses	8	8	11
Taxes and rents	12	13	16
Others	109	85	95

Total	531	507	612

c)Others operational expenses (incomes), net

	Year ended December 31
	2017	2016	2015
Provision for litigation	169	137	11
Profit sharing program	149	76	15
Disposals (reversals) of materials and inventories	17	(23)	55
Others	85	77	126

Total	420	267	207